Other Expense, Net (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended					12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Venezuela [Member]	Dec. 31, 2012 Venezuela [Member]	Dec. 31, 2010 Venezuela [Member] Foreign Currency Gain (Loss) [Member]	Dec. 31, 2010 Venezuela [Member] Cost Of Products Sold [Member]	Dec. 31, 2009 Venezuela [Member] Minimum [Member]
Component of Other Expense, Nonoperating [Line Items]
Foreign currency exchange losses					$ 18	$ 9	$ 26
Unrealized losses associated with outstanding foreign currency					10
Three year cumulative inflation rate												100.00%
Other expense					(1)	1	1	25		21	1
Tax expense due to foreign currency devaluation	5	7	15	14	(29)	17	12	3
Remaining cash balance									9
Gain on liabilities related to change in estimate to amounts payable in predecessor company							$ 14